Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 8,374	$ 9,653
60 - 89 days past due	1,574	3,494
Over 90 days past due	280	166
Non-accrual	21,935	21,951
Financing receivable recorded investment past due total	32,163	35,264
Current	2,114,206	1,937,839
Loans, Total	2,146,369	1,973,103
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	260	1,243
60 - 89 days past due	236
Non-accrual	1,102	375
Financing receivable recorded investment past due total	1,598	1,618
Current	107,141	129,281
Loans, Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	442	576
60 - 89 days past due	246	2,839
Over 90 days past due	1
Non-accrual	17,667	18,930
Financing receivable recorded investment past due total	18,356	22,345
Current	803,614	709,801
Loans, Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	4,910	4,912
60 - 89 days past due	599	408
Over 90 days past due	239	42
Non-accrual	2,054	957
Financing receivable recorded investment past due total	7,802	6,319
Current	1,023,633	923,469
Loans, Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,379	1,906
60 - 89 days past due	477	228
Over 90 days past due	37	112
Non-accrual	1,112	1,689
Financing receivable recorded investment past due total	4,005	3,935
Current	139,105	137,862
Loans, Total	143,110	141,797
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	113	133
60 - 89 days past due	8	5
Financing receivable recorded investment past due total	121	138
Current	36,443	35,707
Loans, Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	270	883
60 - 89 days past due	8	14
Over 90 days past due	3	12
Financing receivable recorded investment past due total	281	909
Current	4,270	1,719
Loans, Total	$ 4,551	$ 2,628